LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
LINE OF CREDIT
LINE OF CREDIT

NOTE 6 — LINE OF CREDIT

On May 13, 2015, the Company entered into a Revolving Line of Credit Facility Agreement with Providence Energy Operators, LLC (“Providence”), which provides to the Company a revolving line of credit of up to $5,000,000.  As of June 30, 2016, the outstanding balance on the line of credit was $4,662,185 plus accrued interest of $105,498.  During the six months ended June 30, 2016, the Company borrowed $3,600,000 primarily to fund its portion of the purchases of crude oil and natural gas properties (Note 3).

NOTE 5—LINE OF CREDIT

        On May 13, 2015, the Company executed a Revolving Line of Credit Facility Agreement ("Line of Credit") with Providence of up to $5,000,000, which is evidenced by a promissory note. The Line of Credit is secured by a deed of trust from PetroShare for the benefit of Providence, under which the Company pledged certain of its assets and oil and gas interests as collateral, including the Kingdom Lease. The Line of Credit was initially due and payable in its entirety, including all outstanding principal, interest, fees, expenses and other amounts on June 1, 2017. On February 24, 2016, the Company entered into the First Amendment to Revolving Line of Credit Facility Agreement ("First Amendment") with Providence. The First Amendment extended the maturity date of any borrowing under the line of credit for one year to June 1, 2018. All other terms of the line of credit remain the same. (See Note 12)

        Interest on the outstanding principal balance of the line of credit begins accruing on the dates of advancements of principal at an annual rate equal to 8.0% simple interest. The Company is obligated to pay interest monthly after the Company receives its first production payment from a well associated with the Participation Agreement and/or in which the Company has or has had a working interest and in accordance with the terms of the promissory note.

        On May 13, 2015 the Company borrowed $1,000,000 against the Line of Credit. On July 17, 2015, the Company borrowed an additional $540,000 against the Line of Credit in anticipation of a proposed transaction. The transaction was never consummated and the Company repaid this amount on August 15, 2015. On September 14, 2015, the Company borrowed an additional $350,000 against the line of credit.

        During the three months ended September 30, 2015, the Company recorded a non-cash payment against the line of credit of $287,815 related to the assignment of a 50% interest in the Todd Creek Farms prospect to Providence (See Note 4).

        As of December 31, 2015, the outstanding balance on the line of credit was $1,062,185 plus accrued interest of $48,602.